Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank	[1]	$ 2,104,584	$ 6,011,368

[1]	Cash at bank earns interest at floating rates based on daily deposit rates.